SHAREHOLDERS' COMPENSATION	3 Months Ended
Mar. 31, 2022
SHAREHOLDERS' COMPENSATION
SHAREHOLDERS' COMPENSATION	NOTE 25 – SHAREHOLDERS’ COMPENSATION

	3/31/2022	12/31/2021
Dividends for the financial year 2021	1,394,961	1,366,726
Unclaimed dividends	40,053	40,164
Total	1,435,014	1,406,890